Basis of Financial Statement Presentation	12 Months Ended
Dec. 31, 2020
Corporate Information And Statement Of IFRS Compliance [Abstract]
Basis of Financial Statement Presentation	Basis of Financial Statement Presentation
Our consolidated financial statements include our financial statements and the financial statements of our subsidiaries Oncolytics Biotech (Barbados) Inc., Oncolytics Biotech (U.S.) Inc., and Oncolytics Biotech (U.K.) Ltd. and are presented in Canadian dollars, our functional currency.
The accounts are prepared on the historical cost basis, except for certain assets and liabilities which are measured at fair value as explained in the notes to these financial statements.
These consolidated financial statements have been prepared in accordance with International Financial Reporting Standards ("IFRS") as issued by the International Accounting Standards Board ("IASB").
Basis of consolidation
Our accounts include the accounts of Oncolytics Biotech Inc. and our subsidiaries. Subsidiaries are entities over which we have control which is achieved when we are exposed, or have the rights, to variable returns from our involvement with the investee and has the ability to affect those returns through our power to govern. Accounting policies of subsidiaries are consistent with our accounting policies and all intra-group transactions, balances, income and expenses are eliminated on consolidation.

A change in ownership interest of a subsidiary, without a change in control, is accounted for as an equity transaction.